Significant Accounting Policies - Intangible assets, net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Impairment loss on goodwill	¥ 0	¥ 0
Gain (loss) on fair value change of financial instruments	¥ (145,200,000)	¥ 31,800,000	¥ 0
Licenses
Significant Accounting Policies
Estimated useful lives	5 years
Software
Significant Accounting Policies
Estimated useful lives	10 years
Content
Significant Accounting Policies
Estimated useful lives	5 years
Brand name
Significant Accounting Policies
Estimated useful lives	10 years
Technology
Significant Accounting Policies
Estimated useful lives	5 years